Summary of significant accounting policies (Interest Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Amortization of issuance cost related to other long term debt	$ 319,779	$ 319,779	$ 1,044,284
Interest on borrowings	18,359,710	25,174,427	26,444,942
Total interest costs	19,703,655	26,515,574	30,188,144
Less: total interest costs capitalized	(19,703,655)	(26,515,574)	(30,188,144)
Interest expense, net
Convertible Debt [Member]
Debt Instrument [Line Items]
Accretion of discount from embedded derivative			1,045,763
Senior Floating Rate Notes [Member]
Debt Instrument [Line Items]
Accretion of discount from embedded derivative			302,743
Accretion of discount arising from warrant			620,064
Guaranteed Senior Secured Note [Member]
Debt Instrument [Line Items]
Accretion of discount arising from warrant	$ 1,024,166	$ 1,021,368	$ 730,348